Operating Segments	12 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Operating segments

Note 5. Operating segments

During the current financial period, the Consolidated Entity operated in one segment.

IFRS 8 requires operating segments to be identified on the basis of internal reports about the components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. In the current year the board reviews the Consolidated Entity as one operating segment being the development and testing of a gel based delivery system for humans and animals within Australia.